UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2007


[USAA EAGLE LOGO(R)]




                             USAA INTERNATIONAL Fund


                      3RD QUARTER Portfolio of Investments


                                February 28, 2007




                                                                      (Form N-Q)

48476-0407                                   (C)2007, USAA. All rights reserved.
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USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               COMMON STOCKS (98.3%)

               CONSUMER DISCRETIONARY (16.1%)
               ------------------------------
               ADVERTISING (2.0%)
     1,890,130 WPP Group plc                                                                $      27,435
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (2.8%)
       343,680 LVMH Moet Hennessy Louis Vuitton S.A.                                               38,081
                                                                                          ---------------
               APPAREL RETAIL (1.4%)
       127,000 Esprit Holdings Ltd.                                                                 1,323
       431,770 Next plc                                                                            17,318
                                                                                          ---------------
                                                                                                   18,641
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.8%)
        89,240 Continental AG                                                                      11,138
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (3.5%)
       169,300 Bayerische Motoren Werke AG                                                          9,838
       554,700 Toyota Motor Corp.                                                                  37,570
                                                                                          ---------------
                                                                                                   47,408
                                                                                          ---------------
               CASINOS & GAMING (3.2%)
     2,177,401 Ladbrokes plc                                                                       17,256
     2,110,590 William Hill plc                                                                    26,262
                                                                                          ---------------
                                                                                                   43,518
                                                                                          ---------------
               LEISURE PRODUCTS (0.7%)
        33,400 Nintendo Co. Ltd.                                                                    8,885
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.9%)
       290,020 Vivendi S.A.                                                                        11,456
                                                                                          ---------------
               TIRES & RUBBER (0.8%)
       520,700 Bridgestone Corp.                                                                   10,950
                                                                                          ---------------
               Total Consumer Discretionary                                                       217,512
                                                                                          ---------------

               CONSUMER STAPLES (16.2%)
               ------------------------
               DISTILLERS & VINTNERS (4.1%)
     1,415,150 Diageo plc                                                                          27,921
       132,678 Pernod Ricard S.A.                                                                  27,388
                                                                                          ---------------
                                                                                                   55,309
                                                                                          ---------------
               FOOD RETAIL (1.5%)
     2,425,939 Tesco plc                                                                           20,585
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (3.3%)
       865,170 Reckitt Benckiser plc(a)                                                            45,015
                                                                                          ---------------
               PACKAGED FOODS & MEAT (4.1%)
       150,351 Nestle S.A.                                                                         56,005
                                                                                          ---------------
               PERSONAL PRODUCTS (3.2%)
     1,051,000 Kao Corp.                                                                           30,711
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                        (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)


                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------
       113,650 L'Oreal S.A.                                                                 $      11,901
                                                                                          ---------------
                                                                                                   42,612
                                                                                          ---------------
               Total Consumer Staples                                                             219,526
                                                                                          ---------------

               ENERGY (4.7%)
               -------------
               INTEGRATED OIL & GAS (3.7%)
       637,480 Royal Dutch Shell plc "A"                                                           20,685
       432,406 Total S.A. ADR(b)                                                                   29,109
                                                                                          ---------------
                                                                                                   49,794
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     1,012,470 BG Group plc                                                                        13,762
                                                                                          ---------------
               Total Energy                                                                        63,556
                                                                                          ---------------

               FINANCIALS (22.1%)
               ------------------
               CONSUMER FINANCE (0.7%)
       502,600 Aeon Credit Service Co., Ltd.(b)                                                     9,550
                                                                                          ---------------
               DIVERSIFIED BANKS (5.7%)
       547,440 Banco Bilbao Vizcaya Argentaria S.A.                                                13,352
     1,998,380 Bangkok Bank Public Co. Ltd.                                                         6,637
       619,110 HSBC Holdings plc                                                                   10,835
       162,007 Julius Baer Holding Ltd. "B"                                                        20,483
        36,531 Komercni Banka A.S.                                                                  5,976
    10,686,000 PT Bank Central Asia Tbk                                                             5,763
     2,642,000 Shinsei Bank Ltd.                                                                   14,146
                                                                                          ---------------
                                                                                                   77,192
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (2.9%)
       666,819 UBS AG                                                                              39,529
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.2%)
       747,500 Nomura Holdings, Inc.                                                               16,256
                                                                                          ---------------
               MULTI-LINE INSURANCE (3.2%)
       183,420 Assicurazioni Generali S.p.A.                                                        7,884
       839,500 AXA S.A.(b)                                                                         35,728
                                                                                          ---------------
                                                                                                   43,612
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.8%)
       428,458 QBE Insurance Group Ltd.                                                            10,803
                                                                                          ---------------
               REGIONAL BANKS (5.5%)
     1,493,956 Banca Intesa S.p.A.(b)                                                              10,884
       703,320 Credit Agricole S.A.                                                                28,071
       196,790 Erste Bank der oesterreichischen Sparkassen AG                                      14,625
     2,270,350 UniCredito Italiano S.p.A.(b)                                                       21,031
                                                                                          ---------------
                                                                                                   74,611
                                                                                          ---------------
               REINSURANCE (2.1%)
       321,517 Swiss Re                                                                            27,435
                                                                                          ---------------
               Total Financials                                                                   298,988
                                                                                          ---------------
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                        (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               HEALTH CARE (9.2%)
               ------------------
               HEALTH CARE EQUIPMENT (0.6%)
        67,550 Synthes, Inc.                                                                $       8,458
                                                                                          ---------------
               PHARMACEUTICALS (8.6%)
        33,540 Actelion Ltd.*                                                                       7,320
     1,260,710 GlaxoSmithKline plc                                                                 35,410
       268,680 Roche Holdings AG(b)                                                                47,925
       295,160 Sanofi-Aventis S.A.                                                                 25,100
                                                                                          ---------------
                                                                                                  115,755
                                                                                          ---------------
               Total Health Care                                                                  124,213
                                                                                          ---------------

               INDUSTRIALS (9.5%)
               ------------------
               AEROSPACE & DEFENSE (1.4%)
       926,770 Smiths Group plc                                                                    18,749
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.3%)
        96,210 TNT N.V.                                                                             4,139
                                                                                          ---------------
               BUILDING PRODUCTS (1.4%)
     1,391,000 Asahi Glass Co. Ltd.                                                                18,585
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.8%)
       428,822 Legrand S.A.                                                                        13,699
       374,600 Omron Corp.                                                                         10,503
       332,636 Schneider Electric S.A.                                                             40,410
                                                                                          ---------------
                                                                                                   64,612
                                                                                          ---------------
               RAILROADS (0.8%)
       249,622 Canadian National Railway Co.(b)                                                    10,911
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.8%)
     3,552,400 Li & Fung Ltd.                                                                      11,276
                                                                                          ---------------
               Total Industrials                                                                  128,272
                                                                                          ---------------

               INFORMATION TECHNOLOGY (8.7%)
               ----------------------------
               COMMUNICATIONS EQUIPMENT (0.7%)
     2,694,520 LM Ericsson Telephone Co. "B" ADR(b)                                                 9,612
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (3.8%)
       549,600 Canon, Inc.                                                                         30,031
       152,600 FANUC Ltd.                                                                          13,635
        56,300 Hirose Electric Co., Ltd.                                                            7,108
                                                                                          ---------------
                                                                                                   50,774
                                                                                          ---------------
               OFFICE ELECTRONICS (1.7%)
     1,040,000 Ricoh Co. Ltd.                                                                      23,012
                                                                                          ---------------
               SEMICONDUCTORS (2.5%)
        56,129 Samsung Electronics Co., Ltd.                                                       33,795
                                                                                          ---------------
               Total Information Technology                                                       117,193
                                                                                          ---------------


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                        (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               MATERIALS (6.5%)
               ----------------
               DIVERSIFIED CHEMICALS (2.0%)
       473,470 Bayer AG                                                                     $      27,237
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.8%)
       541,410 BHP Billiton plc                                                                    10,863
                                                                                          ---------------
               INDUSTRIAL GASES (2.7%)
        89,663 Air Liquide S.A.                                                                    20,559
        70,583 Air Liquide S.A. - Bonus Shares(a)                                                  16,185
                                                                                          ---------------
                                                                                                   36,744
                                                                                          ---------------
               SPECIALTY CHEMICALS (1.0%)
        14,939 Givaudan S.A.                                                                       13,286
                                                                                          ---------------
               Total Materials                                                                     88,130
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     6,970,650 Singapore Telecommunications Ltd.                                                   14,496
                                                                                          ---------------
               Total Telecommunication Services                                                    14,496
                                                                                          ---------------

               UTILITIES (4.2%)
               ----------------
               GAS UTILITIES (1.6%)
       262,770 Gaz de France S.A.(b)                                                               11,583
     1,776,000 Tokyo Gas Co. Ltd.                                                                   9,974
                                                                                          ---------------
                                                                                                   21,557
                                                                                          ---------------
               MULTI-UTILITIES (2.6%)
       271,400 E. On AG                                                                            35,607
                                                                                          ---------------
               Total Utilities                                                                     57,164
                                                                                          ---------------
               Total Common Stocks (cost: $1,028,303)                                           1,329,050
                                                                                          ---------------

    PRINCIPAL
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (1.7%)

               COMMERCIAL PAPER (1.7%)
$        1,154 Caterpillar Financial Services Corp., 5.28%, 3/01/2007                               1,154
        21,902 Citigroup Funding, Inc., 5.32%, 3/01/2007                                           21,902
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $23,056)                                                                     23,056
                                                                                          ---------------
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USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (11.0%)(C)

               CORPORATE OBLIGATIONS (1.3%)
$       17,000 Toyota Motor Credit Corp Notes, 5.31%(d), 7/19/2007                               $ 17,004
                                                                                          ---------------
               Total Corporate Obligations                                                         17,004
                                                                                          ---------------

    NUMBER OF
       SHARES  SECURITY                                                                       VALUE (000)
 --------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.0%)
       540,185 AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(e)                        540
                                                                                          ---------------
               Total Money Market Funds                                                               540
                                                                                          ---------------

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (9.7%)(F)
$       53,000 Credit Suisse First Boston, LLC, 5.31%, acquired on 2/28/2007 and due
                     3/01/2007 at $53,000 (collateralized by $141,275 of Freddie Mac
                     Discount Notes(h), 6.63%(g), due 11/05/2032; $149,685 of Federal
                     Home Loan Bank Discount Notes(h), 6.71%(g), due 11/05/2032;
                     combined market value $54,061)                                                53,000
        51,000 Deutsche Bank Securities, Inc., 5.32%, acquired on 2/28/2007 and due
                     3/01/2007 at $51,000  (collateralized by $10,394 of Federal
                     Farm Credit Bank Notes(h), 2.88%, due 8/09/2007; $40,683 of
                     Fannie Mae Notes(h), 5.00%, due 9/15/2008;  combined market
                     value $52,021)                                                                51,000
        27,000 Morgan Stanley & Co., Inc., 5.30%, acquired on 2/28/2007 and due
                     3/01/2007 at $27,000 (collateralized by; $28,375 of Fannie Mae
                     Notes(h), 3.50 - 5.75%, due 7/20/2007 - 2/28/2025; combined
                     market value $28,631)                                                         27,000
                                                                                          ---------------
               Total Repurchase Agreements                                                        131,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $148,540)                                                 148,544
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,199,899)                                     $       1,500,650
                                                                                          ===============

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USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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                  (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)


4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2007, were $317,895,000 and $17,144,000, respectively, resulting in net unrealized appreciation of $300,751,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,351,718,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

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                  (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2007 (UNAUDITED)


SPECIFIC NOTES

(a) Security was fair valued at February 28, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) The security or a portion thereof was out on loan as of February 28, 2007. The aggregate fair market value of the loaned portion of these securities as of February 28, 2007, was approximately $128,194,000. This amount excludes $848,000 of securities on loan which were sold prior to February 28, 2007.
(c) The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of
     international   securities   loaned.   Cash   collateral   is  invested  in
     high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2007.
(e) Rate represents the money market fund annualized seven-day yield at February 28, 2007.
(f) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(h) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
* Non-income-producing security for the 12 months preceding February 28, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.